Schedule of Stock Options (Details) (Parenthetical)															3 Months Ended	6 Months Ended			9 Months Ended			12 Months Ended
	Aug. 24, 2022 USD ($) shares	Aug. 24, 2022 $ / shares	Dec. 31, 2021 shares	Feb. 19, 2021 USD ($) shares	Feb. 19, 2021 $ / shares	Oct. 30, 2020 USD ($) shares	Oct. 30, 2020 $ / shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 $ / shares	Oct. 24, 2019 USD ($) shares	Oct. 24, 2019 $ / shares	Feb. 19, 2019 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	[1],[2]	Sep. 30, 2022 USD ($)	Sep. 30, 2022 $ / shares	[3]	Aug. 24, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	[4],[5]	Sep. 30, 2020	Jun. 30, 2020 USD ($)	Jun. 30, 2020 $ / shares	[6],[7]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercisable price per option | $ / shares																	$ 0.55			$ 0.15				$ 0.34				$ 0.56
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares												1,575,000
Option term												5 years
Exercisable price per option | $ / shares													$ 0.60
Grant date fair value of options												$ 435,069
Stock based compensation expense																$ 74,949							$ 50,909				$ 309,211
Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares										5,957,659
Option term										5 years
Exercisable price per option | $ / shares											$ 0.55
Grant date fair value of options										$ 1,536,764
Stock based compensation expense																403,456							531,925				162,855
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares								200,000
Option term								3 years
Exercisable price per option | $ / shares									$ 0.60
Grant date fair value of options								$ 52,909
Stock based compensation expense																20,259							32,651
Vesting percentage								50.00%																		50.00%
Former Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares						235,000
Exercisable price per option | $ / shares							$ 0.50
Grant date fair value of options						$ 46,277
Stock based compensation expense																$ 46,277
Expiration date						Dec. 31, 2022
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares				1,037,977
Option term				5 years
Exercisable price per option | $ / shares					$ 0.335
Grant date fair value of options				$ 204,213
Stock based compensation expense															$ 43,941				$ 160,750				$ 204,213
Officer [Member] | December 31, 2021 [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares			764,706	764,706
Officer [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares				273,271
Grant date fair value of options														$ 204,213
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares	300,000
Option term	5 years
Exercisable price per option | $ / shares		$ 0.15
Grant date fair value of options	$ 28,930
Stock based compensation expense															$ 14,465				$ 14,465
Employee [Member] | Vest Immediately [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option vested | shares																						150,000

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $14,465 for the three and nine months ended September 30, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[4]	On February 19, 2021,
[5]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the three and nine months ended September 30, 2022, compared to $43,941 and $160,750 for the three and nine months ended September 30, 2021, respectively, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).
[6]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[7]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.